Other Receivables and Prepayment and Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables and Prepayment and Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Receivables
	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Other Receivables
Project deposits	323,067	1,476,069	363,474
Prepayment to suppliers	10,743,527	13,289,633	3,272,504
Other receivables	240,666	60,108	14,801
Other deposits	366,513	158,271	38,973
Other prepayments	1,271,021	2,445,802	602,266
Other current assets	—	711	175
	12,944,794	17,430,594	4,292,193

Schedule of Other Payables
	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Other Payables
Accrued staff cost	683,062	464,136	114,291
Other payables and accrued expenses	30,314,506	6,406,695	1,577,615
Prepayment from customer	818,931	2,080,632	512,345
	31,816,499	8,951,463	2,204,251